Supplementary Financial Statements Information - Marketable Securities (Schedule of marketable securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Amortized Cost	$ 126,683	$ 117,746
Unrealized Gains	1,168	488
Unrealized Losses	(19)	(306)
Fair Value	127,832	117,928
Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	39,898	30,738
Unrealized Gains	70	75
Unrealized Losses	(3)	0
Fair Value	39,965	30,813
Matures within one year [Member] | Corporate bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	33,286	28,718
Unrealized Gains	70	74
Unrealized Losses	(3)	0
Fair Value	33,353	28,792
Matures within one year [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	6,612	2,020
Unrealized Gains	0	1
Unrealized Losses	0	0
Fair Value	6,612	2,021
Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	86,785	87,008
Unrealized Gains	1,098	413
Unrealized Losses	(16)	(306)
Fair Value	87,867	87,115
Matures after one year [Member] | Corporate bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	79,888	80,144
Unrealized Gains	975	366
Unrealized Losses	(16)	(306)
Fair Value	80,847	80,204
Matures after one year [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	6,897	6,864
Unrealized Gains	123	47
Unrealized Losses	0	0
Fair Value	$ 7,020	$ 6,911